Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Detailed Information about Fair Value of Financial Assets and Liabilities
The following table provides the fair value of each classification of financial instrument as at December 31:

	2019	2018

Loans and receivables:
Cash and cash equivalents	$67,716	$60,822
Restricted cash	15,285	15,596
Receivable from Serabi	12,033	10,909
Long term receivables	11,986	7,629
Reclamation bonds and other receivables	577	767
Financial assets at FVTPL:
Marketable securities	988	1,782
Collars	1,640	-

Total financial assets	$110,225	$97,505

Financial liabilities at FVTPL:
Traded warrants	$26,056	$9,730
Non-traded warrants	30,090	9,131
Other:
Accounts payable and accrued liabilities	67,047	55,460
Convertible Notes	137,995	-
Revolving Credit Facility	120,225	84,844
Debenture	10,061	17,746
Sprott Facility	-	18,452
Aurizona Credit Facility	-	67,627
Standby Loan	13,252	12,000
Production-linked liability	-	5,024
Other liabilities	1,795	1,706

Total financial liabilities	$406,521	$281,720